Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common Class A [Member]
Ordinary Shares, Par value	$ 0.0002	$ 0.0002
Ordinary Shares, Shares authorized	230,000,000	230,000,000
Ordinary Shares, Shares issued	85,318,596	87,784,001
Ordinary Shares, Shares outstanding	85,318,596	87,784,001
Common Class A [Member] | Parent Company [Member]
Ordinary Shares, Par value	$ 0.0002	$ 0.0002
Ordinary Shares, Shares authorized	230,000,000	230,000,000
Ordinary Shares, Shares issued		87,784,001
Ordinary Shares, Shares outstanding	85,318,596
Common Class B [Member]
Ordinary Shares, Par value	$ 0.0002	$ 0.0002
Ordinary Shares, Shares authorized	20,000,000	20,000,000
Ordinary Shares, Shares issued	17,324,848	17,324,848
Ordinary Shares, Shares outstanding	17,324,848	17,324,848
Common Class B [Member] | Parent Company [Member]
Ordinary Shares, Par value	$ 0.0002	$ 0.0002
Ordinary Shares, Shares authorized	20,000,000	20,000,000
Ordinary Shares, Shares issued		17,324,848
Ordinary Shares, Shares outstanding	17,324,848